Goodwill and Other Intangible Assets (Tables) - Benson Hill, Inc	12 Months Ended
Dec. 31, 2020
Schedule of goodwill and intangible assets

			Accumulated
	Useful Life	Gross Amount	Amortization	Net
December 31, 2020
Goodwill	Indefinite	$9,260	$—	$9,260
Customer relationships	15 years	9,186	(1,021)	8,165
Trade names	10 years	2,355	(407)	1,948
Employment agreements	2 years	436	(436)	—
IPRD	Indefinite	4,710	—	4,710
		$25,947	$(1,864)	$24,083

			Accumulated
	Useful Life	Gross Amount	Amortization	Net
December 31, 2019
Goodwill	Indefinite	$14,331	$—	$14,331
Customer relationships	15 years	9,743	(447)	9,296
Trade names	10 years	2,355	(134)	2,211
Employment agreements	2 years	436	(222)	224
IPRD	Indefinite	4,710	—	4,710
		$31,575	$(803)	$30,772

Schedule of future amortization of intangible assets

Amount
Year ending December 31:
2021	$849
2022	849
2023	847
2024	847
2025	847
Thereafter	5,874
$10,113

Schedule of weighted average amortization period in total and by intangible asset class	The weighted average amortization period in total and by intangible asset class as of December 31, 2020 is as follows:

Customer relationships	13.3 years
Trade names	8.3 years
Total	12.4 years